Finance Receivables (Tables)	12 Months Ended
Mar. 31, 2011
Schedule of Lease Receivables

	Millions of Yen		Thousands of U.S. Dollars
	2010	2011	2011
Future minimum lease payments to be received	¥617,883	¥624,316	$7,521,880
Estimated non-guaranteed residual values	10,967	8,750	105,421
Unearned income	(43,609)	(40,720)	(490,602)
Allowance for doubtful receivables	(10,706)	(10,527)	(126,831)

Lease receivables, net	574,535	581,819	7,009,868
Less - Current portion of lease receivable, net	(191,884)	(202,934)	(2,444,988)

Amounts due after one year, net	¥382,651	¥378,885	$4,564,880

Schedule of Minimum Lease Payments on Operating Leases

Years ending March 31	Millions of Yen
2012	¥226,264
2013	172,406
2014	120,452
2015f	72,084
2016	27,593
2017 and thereafter	5,517

Total	¥624,316

Schedule of Finance Receivables

	Millions of Yen			Thousands of U.S. Dollars
	2009	2010	2011	2011
New loans	¥15,324	¥15,392	¥15,465	$186,325
Repayment of outstanding loans	9,670	8,586	9,777	117,795

Schedule of Key Economic Assumptions Used in Measuring the Fair Value of Retained Interests Related to the Securitization Transactions

2010
Expected credit losses	1.84% – 1.86%
Discount rate	2.00% – 3.00%
Annual prepayment rate	3.39% – 9.94%
Weighted average residual period (in years)	4.99

Schedule of Cash Flows Between Securitization or Asset-backed Financing Arrangement Special Purpose Entity (SPE) and Transferor

	Millions of Yen
	2009	2010
Servicing fees received	¥13	¥11
Repurchases of delinquent or ineligible assets	2,037	1,606
Transferred lease receivables, net of retained interest	9,143	8,811
Repurchases of terminated securitization of assets	10,000	—
Payments by terminating revolving securitization of assets	3,608	1,141

Schedule of Principal Amount Outstanding on Loans Managed and Securitized or Asset-backed Financing Arrangement

	Millions of Yen
	2010
	Total principal amount of receivables	Principal amount of receivables 4 months or more past due	Net credit losses
Principal amount outstanding	¥610,870	¥5,419	¥4,991
Less - Receivables securitized	(25,629)

Receivables held in portfolio	¥585,241

Ricoh's Consolidated Financial Position [Member]
Summary of Effect of Consolidation Financial Position

	Millions of Yen	Thousands of U.S. Dollars
	2011	2011
Current maturities of long-term finance receivables, net	¥8,460	$101,928
Long-term finance receivables, net	15,849	190,952
Current maturities of long-term indebtedness-	7,044	84,868
Secured loans caused by lease transactions	3,107	37,434
Long-term indebtedness-	13,197	159,000
Secured loans caused by lease transactions	5,820	70,120

Ricoh's Foreign Subsidiaries Transferred Lease Receivables [Member]
Summary of Effect of Consolidation Financial Position

	Millions of Yen			Thousands of U.S. Dollars
	2009	2010	2011	2011
Current maturities of long-term finance receivables, net	¥—	¥—	¥1,686	$20,313
Long-term finance receivables, net	—	—	6,827	82,253
Current maturities of long-term indebtedness	—	—	1,686	20,313
Long-term indebtedness	—	—	6,827	82,253